Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Changes in goodwill are summarized as follows:

Year ended December 31	2016	2017
(in millions)	EUR	EUR

Cost
Balance at beginning of year	2,624.6	4,873.9
Acquisition through business combinations	2,115.1	—
Effect of changes in exchange rates	134.2	(332.8)
Balance at end of year	4,873.9	4,541.1